Accrued Expenses and Other Liabilities	12 Months Ended
Mar. 31, 2021
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

NOTE 15 – ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following as of March 31, 2021 and 2020:

	As of March 31,
	2021	2020
Accrued payroll and welfare	$463,232	$393,740
Other payable for leasehold improvements	1,532,075	1,428,073
Accrued professional service expenses	231,992	127,787
Other current liabilities	819,677	287,705
Total	$3,046,976	$2,237,305

As of March 31, 2021 and 2020, the balances of other current liabilities $819,677 and $287,705, respectively, represented amounts due to suppliers for operating expenses and to staff who paid for operating expenses on behalf of the Company.